Annual Operating Expenses {- Fidelity® Pacific Basin Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Pacific Basin Fund - Fidelity Pacific Basin Fund-Default	Dec. 30, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	1.04%